Equity Method Investments (Details Textual) (USD $)				0 Months Ended				6 Months Ended	0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 02, 2014 BRG Oak Crest, LLC [Member]	Apr. 02, 2014 BR Oak Crest Villas, LLC, [Member]	Apr. 02, 2014 Oak Crest Villas JV, LLC [Member]	Apr. 02, 2014 Oak Crest Interest [Member]	Jun. 30, 2014 Oak Crest Interest [Member]	Apr. 02, 2014 Bluerock Multifamily Advisor, LLC [Member]	Apr. 02, 2014 Fund II, Oak Crest Interest, in BR Oak Crest Villas, LLC [Member]	Apr. 02, 2014 Fund II, Oak Crest Interest, in BR Oak Crest Villas, LLC [Member] Common Class A [Member]
Equity Method Investment And Joint Venture [Line Items]
Investments in unconsolidated real estate joint ventures	$ 4,255,162	$ 1,254,307	$ 1,297,946
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest				93.432%	71.90%	100.00%
Number of Real Estate Properties, Fee Simple						209
Stock Issued During Period, Shares, Acquisitions							200,143
Stock Issued During Period, Value, Acquisitions							2,900,000
Business Combination Disposition Fee										$ 200,000	$ 300,000
Business Combination Disposition Fee Shares									19,343		15,474
Preferred Return On Investment, Percentage								15.00%